Capital stock	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Capital stock.
Capital stock

15. Capital stock

Authorized

Voting Common Shares, voting and participating

Issued

	As at	As at
	May 31,	August
	2023	31, 2022
	$	$
9,931,985 voting common shares [August 31, 2022 – 8,417,923]	46,851,134	43,441,591

Subscription and issuance of Voting Common Shares

During the three and nine months ended May 31, 2023, the Company issued a total of 65,790 and 98,400 Voting Common Shares, respectively, to third parties in exchange for marketing services provided to the Company.

During the three and nine months ended May 31, 2023, the Company issued nil and 5,057 Voting Common Shares upon the exercises of two former employees’ stock options.

During the three and nine months ended May 31, 2023, the Company issued 381,293 and 1,410,605 Voting Common Shares and warrants to purchase Voting Common Shares, respectively [note 16] as part of the financing rounds for a total cash consideration price of $2,047,648, net of transaction costs of $101,942 and $7,165,280, net of transaction costs of $774,759. During the three and nine months ended May 31, 2023, the warrants issued are to purchase 381,293 and 1,410,605 Voting Common Shares of the Company, respectively for a period of three years from the grant date at an exercise price of U.S. $4.21.

The Company assessed the classification of the compound financial instrument issued, whether the warrants issued meet the criteria of an equity instrument (i.e. the warrants would be settled by the issuance of fixed number of common shares of the Company at a fixed exercise price) or a financial liability. Since the exercise price of these warrants is denominated in U.S. dollar, while the functional currency of the Company is Canadian dollar, the value of the proceeds on exercise of the warrants is not fixed and will vary based on the foreign exchange rate movements. As such, the Company classified the warrants, other than warrants issued as compensation for goods and services, as derivative liabilities, measured at fair value at initial recognition and at each reporting period. Refer to note 16 for details on the assumptions used to determine the fair value. Any changes in fair value are recorded as gain or loss in the consolidated statement of comprehensive loss. At issuance and as at May 31, 2023, the derivative liabilities amounted to $4,866,082 and $3,253,024, respectively [August 31, 2022 – Nil], with the allocated transaction costs of $489,096 recorded in net finance expense [note 19].

18. Capital stock

Authorized

Voting Common Shares, voting and participating

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non-participating, non-voting.

Issued

	2022	2021
	$	$
8,417,923 voting common shares [2021 – 8,324,861]	43,441,591	42,834,982

Subscription and issuance of Class A common shares, share exchange and share consolidation

On September 3, 2020, the Board of Directors authorized the consolidation of all the issued and outstanding Voting Common Shares on the basis on 1 post-consolidation Voting Common Shares for every 3.7 pre-consolidation Voting Common Shares. The impact of this adjustment has been reflected in the Company’s share capital and earnings (loss) per share.

Subscription and issuance of Voting Common Shares

On September 2, 2020, the Board of Directors authorized the issuance of 547,297 Voting Common shares, for a total consideration of $2,025,000.

On September 18, 2020, the Board of Directors authorized the issuance of 45,351 Voting Common Shares, for services provided to the Company. The services were valued at $167,799 of which $58,730 is in connection with transaction costs directly attributable to the issuance of Voting Common Shares and $109,069 is included in professional fees.

On November 27, 2020, the Company completed its initial public offering [the “Offering”] of an aggregate of 2,760,000 common shares of the Company at a price of U.S.$10.00 ($13.22) per share for proceeds of U.S.$25,287,624 ($33,430,239) net of a U.S.$1,932,000 ($2,554,104) cash commission paid to the underwriter and professional fees in connection with the Offering amounting to U.S.$380,376 ($502,857). Netted against the proceeds from the Offering are also included professional fees amounting to $271,726 that were previously recorded in prepaids.

On December 22, 2020, the Board of Directors authorized the issuance of 69,650 Voting Common Shares, being the conversion of the advances from related parties of $898,489.

On the same day, the Board of Directors authorized the issuance of 3,067 Voting Common Shares for a total consideration of $39,200 which remains receivable on August 31, 2022 and is presented in the advances to related parties [note 17].

On February 16, 2021, the Company issued 30,000 Voting Common Shares at a price of U.S. $15.07 [approximately $19.13] as part of the consideration paid for the acquisition of intellectual property [note 11].

On June 3, 2021, the Company issued 284,495 Voting Common Shares at a price of U.S. $10.09 [approximately $12.21] as part of the consideration paid in a business acquisition [note 5].

On January 12, 2022 and February 1, 2022, the Board of Directors authorized the issuance of 25,000 Voting Common Shares and 5,435 Voting Common Shares respectively to a third party in exchange for marketing services provided to the Company.

On January 31, 2022, the Board of Directors authorized the issuance of 6,479 Voting Common Shares to a third party in exchange for sub-contracting services provided to the Company related to research and development.

During the six-month period ended August 31, 2022, the Company issued 53,445 Voting Common Shares to third parties in exchange for marketing services provided to the Company.

On August 25, 2022, the Company issued 2,703 Voting Common Shares upon the exercise of a former employee’s stock options.